Segment Information (Assets by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 16,104	$ 1,544
Operating Segments [Member] | L&S [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,858	1,544
Operating Segments [Member] | G&P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 14,246	$ 0